Investment Securities	12 Months Ended
Dec. 31, 2014
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$78,420	2	622	77,800
State and political subdivisions	2,232	39	-	2,271
Mortgage backed securities and collateralized mortgage obligations - residential	486,107	1,108	3,655	483,560
Corporate bonds	1,500	-	-	1,500
Small Business Administration- guaranteed participation securities	103,273	-	2,777	100,496
Mortgage backed securities and collateralized mortgage obligations - commercial	10,696	-	249	10,447
Other	650	-	-	650
Total debt securities	682,878	1,149	7,303	676,724
Equity securities	35	-	-	35
Total securities available for sale	$682,913	1,149	7,303	676,759

(dollars in thousands)	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$200,531	22	1,724	198,829
State and political subdivisions	7,623	135	-	7,758
Mortgage backed securities and collateralized mortgage obligations - residential	552,230	267	20,048	532,449
Corporate bonds	10,429	43	1	10,471
Small Business Administration- guaranteed participation securities	111,383	-	8,354	103,029
Mortgage backed securities and collateralized mortgage obligations - commercial	10,965	-	407	10,558
Other	650	-	-	650
Total debt securities	893,811	467	30,534	863,744
Equity securities	10	-	-	10
Total securities available for sale	$893,821	467	30,534	863,754

The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2014, based on the securities’ final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$4,159	4,163
Due in one year through five years	415,064	413,058
Due after five years through ten years	263,343	259,189
Due after ten years	312	314
	$682,878	676,724

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2014
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss

U.S. government sponsored enterprises	$12,840	81	54,959	541	67,799	622
Mortgage backed securities and collateralized mortgage obligations - residential	65,549	492	325,476	3,163	391,025	3,655
Small Business Administration-guaranteed participation securities	-	-	100,496	2,777	100,496	2,777
Mortgage backed securities and collateralized mortgage obligations - commercial	-	-	10,447	249	10,447	249

Total	$78,389	573	491,378	6,730	569,767	7,303

(dollars in thousands)	December 31, 2013
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$198,023	1,724	-	-	198,023	1,724
Mortgage backed securities and collateralized mortgage obligations - residential	466,056	17,698	54,835	2,350	520,891	20,048
Corporate bonds	902	1	-	-	902	1
Small Business Administration-guaranteed participation securities	103,029	8,354	-	-	103,029	8,354
Mortgage backed securities and collateralized mortgage obligations - commercial	10,558	407	-	-	10,558	407

Total	$778,568	28,184	54,835	2,350	833,403	30,534

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2014, 2013 and 2012 are as follows:

(dollars in thousands)	Year ended December 31,
	2014	2013	2012

Proceeds from sales	$69,147	160,820	154,944
Proceeds from calls	251,927	256,384	1,049,442
Gross realized gains	720	1,702	2,584
Gross realized losses	3	80	423

Tax expense recognized on net gains on sales of securities available for sale were approximately $287 thousand, $649 thousand, and $864 thousand for the years ended December 31, 2014, 2013, 2012 respectively.

The amount of securities that have been pledged to secure short-term borrowings and for other purposes amounted to $298.5 million and $316.7 million at December 31, 2014 and 2013, respectively.

(b) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$60,986	3,334	-	64,320
Corporate bonds	9,960	1,062	-	11,022
Total held to maturity	$70,946	4,396	-	75,342

(dollars in thousands)	December 31, 2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$76,270	2,744	138	78,876
Corporate bonds	9,945	1,484	-	11,429
Total held to maturity	$86,215	4,228	138	90,305

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2014, based on the securities’ final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$-	-
Due in one year through five years	69,598	73,895
Due in five years through ten years	1,348	1,447
	$70,946	75,342

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

There were no held to maturity securities with gross unrecognized losses as December 31, 2014.  Gross unrecognized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrecognized loss position at December 31, 2013, were as follows:

(dollars in thousands)	December 31, 2013
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$27,091	138	-	-	27,091	138
Total	$27,091	138	-	-	27,091	138

There were no sales or transfers of held to maturity securities during 2014 and 2013.

(c) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2014 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized	Fair
	Cost	Value
Federal Home Loan Mortgage Corporation	$141,819	141,307
Federal National Mortgage Association	376,197	374,518
Government National Mortgage Association	81,272	83,617
Small Business Administration	103,273	100,496

(d) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under ASC 320 “Investments – Debt and Equity Securities.”

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2014, the Company’s security portfolio included certain securities which were in an unrealized loss position, and are discussed below.

U.S. government sponsored enterprises

In the case of unrealized losses on U.S. government sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2014.

Mortgage backed securities and collateralized mortgage obligations - residential

At December 31, 2014, all of the mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2014.

Small Business Administration (SBA) - guaranteed participation securities

At December 31, 2014, all of the SBA securities held by the Company were issued and guaranteed by U.S. Small Business Administration. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2014.

Mortgage backed securities and collateralized mortgage obligations - commercial

As of December 31, 2014, all of the mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, are current as to the payment of interest and principal and the Company expects to collect the full amount of the principal and interest payments. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2014.

As a result of the above analysis, for the year ended December 31, 2014, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.